Mineral Properties, Plant and Equipment - Detailed Information About In Property Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of property plant and equipment [line items]
Beginning balance	$ 2,497,919
Ending balance	2,840,499	$ 2,497,919
Cost
Disclosure of property plant and equipment [line items]
Beginning balance	2,794,543	2,065,780
Additions	642,177	455,313
Reclassified to assets held for sale		208,698
Disposals and write-downs	40,165	131,850
Change in reclamation and closure cost asset	(7,489)	(16,608)
Foreign currency translation	43,256	5,275
Ending balance	3,345,810	2,794,543
Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Acquisitions		576,803
Cost | Greenstone
Disclosure of property plant and equipment [line items]
Additions		59,078
Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance	(296,624)	(207,057)
Additions	(213,964)	(227,248)
Reclassified to assets held for sale		(25,561)
Disposals and write-downs	(4,985)	(112,111)
Foreign currency translation	(292)	(9)
Ending balance	(505,311)	(296,624)
Mineral properties
Disclosure of property plant and equipment [line items]
Beginning balance	1,715,976
Ending balance	1,774,576	1,715,976
Non-cash depreciation additions	4,100	12,100
Mineral properties | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	1,898,978	1,372,327
Additions	169,562	168,231
Reclassified to assets held for sale		134,783
Transfers	(79,081)	5,438
Disposals and write-downs	22,368	6,285
Change in reclamation and closure cost asset	(7,439)	(16,608)
Foreign currency translation	25,670	4,520
Ending balance	2,092,144	1,898,978
Mineral properties | Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Acquisitions		468,315
Mineral properties | Cost | Greenstone
Disclosure of property plant and equipment [line items]
Additions		57,739
Mineral properties | Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance	(183,002)	(90,734)
Additions	(135,062)	(115,778)
Reclassified to assets held for sale		(15,586)
Transfers		(2,720)
Disposals and write-downs	(496)	(5,204)
Ending balance	(317,568)	(183,002)
Plant and equipment
Disclosure of property plant and equipment [line items]
Beginning balance	552,621
Ending balance	632,788	552,621
Non-cash right-of-use asset additions	12,600	51,600
Plant and equipment | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	666,243	644,061
Additions	105,010	144,213
Reclassified to assets held for sale		73,915
Transfers	(68,016)	(5,438)
Disposals and write-downs	17,797	125,565
Foreign currency translation	941	49
Ending balance	820,531	666,243
Plant and equipment | Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Acquisitions		72,018
Plant and equipment | Cost | Greenstone
Disclosure of property plant and equipment [line items]
Additions		42
Plant and equipment | Accumulated depreciation and depletion
Disclosure of property plant and equipment [line items]
Beginning balance	(113,622)	(116,323)
Additions	(78,902)	(111,470)
Reclassified to assets held for sale		(9,975)
Transfers		2,720
Disposals and write-downs	(4,489)	(106,907)
Foreign currency translation	(292)	(9)
Ending balance	(187,743)	(113,622)
Construction in progress
Disclosure of property plant and equipment [line items]
Beginning balance	177,898
Ending balance	382,338	177,898
Non-cash depreciation additions	5,100	1,700
Non-cash borrowing cost additions	12,900	1,600
Construction in progress | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	177,898	35,642
Additions	367,605	142,869
Transfers	147,097
Foreign currency translation	16,068	613
Ending balance	382,338	177,898
Exploration and evaluation assets
Disclosure of property plant and equipment [line items]
Beginning balance	51,424
Ending balance	50,797	51,424
Exploration and evaluation assets | Cost
Disclosure of property plant and equipment [line items]
Beginning balance	51,424	13,750
Change in reclamation and closure cost asset	(50)
Foreign currency translation	577	93
Ending balance	$ 50,797	51,424
Exploration and evaluation assets | Cost | Premier Gold Mines Limited
Disclosure of property plant and equipment [line items]
Acquisitions		36,470
Exploration and evaluation assets | Cost | Greenstone
Disclosure of property plant and equipment [line items]
Additions		$ 1,297